CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES	41. CONTINGENT LIABILITIES As at December 31, 2016 and 2017, the Group had no significant contingent liabilities.